UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-08397

THE MARSICO INVESTMENT FUND
(Exact name of registrant as specified in charter)

1200 17th Street, Suite 1600
Denver, CO 80202
 (Address of principal executive offices)(zip code)

Christopher J. Marsico
The Marsico Investment Fund
1200 17th Street, Suite 1600
Denver, CO 80202
(Name and address of agent for service)

Copies to:
Sander M. Bieber, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, D.C.  20006

Registrant's telephone number, including area code: (303)454-5600

Date of fiscal year end: September 30

Date of reporting period: December 31, 2011

Item 1.  Schedule of Investments

The Marsico Investment Fund
Schedule of Investments
December 31, 2011 (Unaudited)

Marsico Focus Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2011
(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
Precision Castparts Corp.	153,387	$25,276,644	2.54%

Automobile Manufacturers
Tesla Motors, Inc.*	337,252	9,631,917	0.97

Biotechnology
Biogen Idec Inc.*	277,588	30,548,559	3.06

Cable & Satellite
British Sky Broadcasting Group PLC	1,927,607	21,927,927	2.20

Casinos & Gaming
Wynn Resorts Ltd.	348,950	38,555,485	3.87

Communications Equipment
QUALCOMM, Inc.	555,433	30,382,185	3.05

Computer Hardware
Apple, Inc.*	108,729	44,035,245	4.42

Construction & Farm Machinery & Heavy Trucks
Cummins, Inc.	287,857	25,337,173	2.54

Consumer Finance
American Express Company	528,682	24,937,930	2.50

Data Processing & Outsourced Services
Visa, Inc. - Cl. A	364,046	36,961,590	3.71

Diversified Banks
U.S. Bancorp	456,090	12,337,235	1.24
Wells Fargo & Company	448,597	12,363,333	1.24
		24,700,568	2.48

Diversified Chemicals
The Dow Chemical Company	591,818	17,020,686	1.71

Diversified Metals & Mining
Freeport-McMoRan Copper & Gold, Inc.	568,915	20,930,383	2.10

Fertilizers & Agricultural Chemicals
Monsanto Company	489,568	34,304,030	3.44

Footwear
NIKE, Inc. - Cl. B	257,056	24,772,487	2.48

General Merchandise Stores
Dollar General Corporation*	613,300	25,231,162	2.53

Home Improvement Retail
The Home Depot, Inc.	470,760	$19,790,750	1.99%

Industrial Conglomerates
Danaher Corporation	557,690	26,233,738	2.63

Industrial Gases
Praxair, Inc.	96,684	10,335,520	1.04

Industrial Machinery
Eaton Corporation	505,638	22,010,422	2.21

Integrated Oil & Gas
Occidental Petroleum Corporation	323,508	30,312,700	3.04

Internet Retail
priceline.com, Inc.*	74,939	35,049,720	3.52

Internet Software & Services
Baidu, Inc. Spon. ADR*	303,374	35,333,970	3.54
Google, Inc. - Cl. A*	34,235	22,112,386	2.22
		57,446,356	5.76

IT Consulting & Other Services
Accenture plc - Cl. A	536,777	28,572,640	2.87

Movies & Entertainment
Time Warner, Inc.	855,774	30,927,672	3.10

Oil & Gas Equipment & Services
Halliburton Company	790,089	27,265,971	2.74

Oil & Gas Exploration & Production
Anadarko Petroleum Corporation	215,295	16,433,467	1.65

Oil & Gas Storage & Transportation
Kinder Morgan, Inc.	629,103	20,238,243	2.03

Packaged Foods & Meats
Mead Johnson Nutrition Company	606,963	41,716,567	4.19

Pharmaceuticals
Allergan, Inc.	392,983	34,480,329	3.46
Bristol-Myers Squibb Company	613,801	21,630,347	2.17
		56,110,676	5.63

Railroads
Union Pacific Corporation	388,340	41,140,740	4.13

Restaurants
Chipotle Mexican Grill, Inc.*	55,490	18,741,192	1.88
McDonald's Corporation	280,911	28,183,801	2.83
Starbucks Corporation	1,013,374	46,625,338	4.68
		93,550,331	9.39

TOTAL COMMON STOCKS (Cost $805,525,710)		991,689,484	99.52

SHORT-TERM INVESTMENTS
State Street Institutional U.S. Government Money Market Fund, 0.000%	13,784,893	$13,784,893	1.38%
TOTAL SHORT-TERM INVESTMENTS (Cost $13,784,893)		13,784,893	1.38

TOTAL INVESTMENTS (Cost $819,310,603)		1,005,474,377	100.90

Liabilities, Less Cash and Other Assets		(8,941,096)	(0.90)

NET ASSETS		$996,533,281	100.00%

*	Non-income producing.

See notes to schedules of investments.

Marsico Growth Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2011
(Unaudited)
	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
Precision Castparts Corp.	99,842	$16,452,963	2.37%

Apparel Retail
The TJX Companies, Inc.	478,288	30,873,490	4.45

Apparel, Accessories & Luxury Goods
Coach, Inc.	199,595	12,183,279	1.75
Compagnie Financière Richemont SA ADR	2,610,490	13,104,659	1.89
lululemon athletica, inc.*	29,527	1,377,730	0.20
		26,665,668	3.84

Automotive Retail
AutoZone, Inc.*	11,644	3,783,951	0.55
O'Reilly Automotive, Inc.*	117,475	9,392,126	1.35
		13,176,077	1.90

Biotechnology
Biogen Idec Inc.*	159,894	17,596,335	2.53

Cable & Satellite
British Sky Broadcasting Group PLC	676,731	7,698,306	1.11

Casinos & Gaming
Wynn Resorts Ltd.	171,516	18,950,803	2.73

Communications Equipment
QUALCOMM, Inc.	235,522	12,883,053	1.85

Computer Hardware
Apple, Inc.*	68,947	27,923,535	4.02

Construction & Farm Machinery & Heavy Trucks
Cummins, Inc.	105,939	9,324,751	1.34

Data Processing & Outsourced Services
Visa, Inc. - Cl. A	227,968	23,145,591	3.33

Distributors
Li & Fung Ltd.	2,906,000	5,373,028	0.77

Diversified Banks
U.S. Bancorp	484,875	13,115,869	1.89
Wells Fargo & Company	250,568	6,905,654	0.99
		20,021,523	2.88

Diversified Chemicals
PPG Industries, Inc.	79,992	$6,678,532	0.96%
The Dow Chemical Company	268,165	7,712,426	1.11
		14,390,958	2.07

Electrical Components & Equipment
Rockwell Automation, Inc.	99,232	7,280,652	1.05

Fertilizers & Agricultural Chemicals
Monsanto Company	219,891	15,407,762	2.22

Footwear
Deckers Outdoor Corporation*	30,910	2,335,869	0.34
NIKE, Inc. - Cl. B	231,360	22,296,163	3.21
		24,632,032	3.55

General Merchandise Stores
Dollar Tree, Inc.*	41,417	3,442,167	0.50

Home Improvement Retail
The Home Depot, Inc.	266,405	11,199,666	1.61

Industrial Conglomerates
Danaher Corporation	260,056	12,233,034	1.76

Industrial Gases
Praxair, Inc.	220,152	23,534,249	3.39

Industrial Machinery
Eaton Corporation	242,436	10,553,239	1.52

Integrated Oil & Gas
Occidental Petroleum Corporation	211,671	19,833,573	2.86

Internet Retail
priceline.com, Inc.*	51,840	24,246,086	3.49

Internet Software & Services
Baidu, Inc. Spon. ADR*	168,573	19,633,697	2.83
Google, Inc. - Cl. A*	29,571	19,099,909	2.75
Youku.com, Inc. Spon. ADR*	171,921	2,694,002	0.39
		41,427,608	5.97

IT Consulting & Other Services
Accenture plc - Cl. A	291,819	15,533,525	2.24
Cognizant Technology Solutions Corporation - Cl. A*	16,296	1,047,996	0.15
		16,581,521	2.39

Movies & Entertainment
Time Warner, Inc.	575,830	20,810,496	3.00

Oil & Gas Equipment & Services
Halliburton Company	539,417	18,615,281	2.68
National Oilwell Varco, Inc.	203,810	13,857,042	2.00
		32,472,323	4.68

Oil & Gas Exploration & Production
Continental Resources, Inc.*	42,061	2,805,889	0.40

Packaged Foods & Meats
Mead Johnson Nutrition Company	263,106	$18,083,275	2.60%

Personal Products
The Estee Lauder Companies, Inc. - Cl. A	153,432	17,233,482	2.48

Pharmaceuticals
Allergan, Inc.	118,851	10,427,987	1.50
Bristol-Myers Squibb Company	316,775	11,163,151	1.61
		21,591,138	3.11

Railroads
Union Pacific Corporation	196,701	20,838,504	3.00

Restaurants
McDonald's Corporation	221,134	22,186,374	3.20
Starbucks Corporation	512,266	23,569,359	3.39
YUM! Brands, Inc.	330,266	19,488,997	2.81
		65,244,730	9.40

Specialized Consumer Services
Sotheby's	37,577	1,072,072	0.15

Specialty Stores
Tiffany & Co.	53,199	3,524,966	0.51

Systems Software
Check Point Software Technologies Ltd.*	127,653	6,706,889	0.97

TOTAL COMMON STOCKS (Cost $517,410,257)		665,231,434	95.80

PREFERRED STOCKS
Diversified Banks
Wells Fargo & Company, Series J Pref., 8.000%	337,000	9,580,910	1.38
TOTAL PREFERRED STOCKS (Cost $5,954,707)		9,580,910	1.38

UNITS
Marine Ports & Services
Hutchison Port Holdings Trust - Cl. U	11,140,000	6,906,800	0.99
TOTAL UNITS (Cost $11,195,875)		6,906,800	0.99

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund, 0.000%	33,049,024	33,049,024	4.76
TOTAL SHORT-TERM INVESTMENTS (Cost $33,049,024)		33,049,024	4.76

TOTAL INVESTMENTS (Cost $567,609,863)		$714,768,168	102.93%

Liabilities, Less Cash and Other Assets		(20,341,168)	(2.93)

NET ASSETS		$694,427,000	100.00%

*	Non-income producing.

See notes to schedules of investments.

Marsico 21st Century Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2011
(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
Precision Castparts Corp.	93,108	$15,343,267	3.23%
TransDigm, Inc.*	28,905	2,765,631	0.58
		18,108,898	3.81

Air Freight & Logistics
Expeditors International of Washington, Inc.	209,061	8,563,139	1.80

Airport Services
Wesco Aircraft Holdings, Inc.*	184,724	2,584,289	0.54

Apparel Retail
Ross Stores, Inc.	452,763	21,519,825	4.52

Apparel, Accessories & Luxury Goods
Ralph Lauren Corporation	78,945	10,900,726	2.29

Application Software
ANSYS, Inc.*	167,367	9,586,782	2.02
Informatica Corporation*	127,812	4,720,097	0.99
		14,306,879	3.01

Automobile Manufacturers
Tesla Motors, Inc.*	115,535	3,299,680	0.69

Automotive Retail
CarMax, Inc.*	237,680	7,244,487	1.52
O'Reilly Automotive, Inc.*	58,797	4,700,820	0.99
		11,945,307	2.51

Biotechnology
Biogen Idec Inc.*	113,566	12,497,938	2.63

Casinos & Gaming
Wynn Resorts Ltd.	128,165	14,160,951	2.98

Computer Hardware
Apple, Inc.*	56,910	23,048,550	4.84

Computer Storage & Peripherals
Fusion-io, Inc.*	4,612	111,610	0.02

Construction & Farm Machinery & Heavy Trucks
Cummins, Inc.	42,519	3,742,522	0.79

Data Processing & Outsourced Services
MasterCard, Inc. - Cl. A	11,559	4,309,426	0.91

Electrical Components & Equipment
Roper Industries, Inc.	129,335	$11,235,331	2.36%
Sensata Technologies Holding N.V.*	633,542	16,649,484	3.50
		27,884,815	5.86

Fertilizers & Agricultural Chemicals
Monsanto Company	102,421	7,176,639	1.51

General Merchandise Stores
Dollar Tree, Inc.*	116,531	9,684,891	2.04

Health Care Equipment
Intuitive Surgical, Inc.*	32,581	15,085,329	3.17
Varian Medical Systems, Inc.*	35,580	2,388,485	0.50
		17,473,814	3.67

Home Entertainment Software
Zynga, Inc. - Cl. A*	86,820	816,976	0.17

Homefurnishing Retail
Williams-Sonoma, Inc.	173,138	6,665,813	1.40

Integrated Oil & Gas
Occidental Petroleum Corporation	223,780	20,968,186	4.41

Internet Retail
Amazon.com, Inc.*	44,309	7,669,888	1.61
priceline.com, Inc.*	18,430	8,619,895	1.81
		16,289,783	3.42

Internet Software & Services
Bankrate, Inc.*	312,090	6,709,935	1.41
Google, Inc. - Cl. A*	12,400	8,009,160	1.68
		14,719,095	3.09

IT Consulting & Other Services
Accenture plc - Cl. A	200,462	10,670,592	2.24

Leisure Facilities
Vail Resorts, Inc.	95,218	4,033,435	0.85

Movies & Entertainment
Viacom, Inc. - Cl. B	165,057	7,495,238	1.58

Oil & Gas Equipment & Services
Halliburton Company	321,118	11,081,782	2.33
National Oilwell Varco, Inc.	227,788	15,487,306	3.26
		26,569,088	5.59

Packaged Foods & Meats
McCormick & Company, Inc.	83,536	4,211,885	0.89

Pharmaceuticals
Abbott Laboratories	128,094	7,202,726	1.51

Real Estate Services
Jones Lang LaSalle, Inc.	72,853	4,462,975	0.94

Regional Banks
City National Corporation	222,821	$9,844,232	2.07%
Columbia Banking System, Inc.	326,571	6,293,023	1.32
First Horizon National Corporation	625,839	5,006,712	1.05
Fulton Financial Corporation	1,005,720	9,866,113	2.08
The PNC Financial Services Group, Inc.	315,065	18,169,799	3.82
		49,179,879	10.34

Research & Consulting Services
Nielsen Holdings N.V.	176,484	5,239,810	1.10

Restaurants
Arcos Dorados Holdings, Inc. - Cl. A	112,600	2,311,678	0.49
Chipotle Mexican Grill, Inc.*	18,467	6,237,045	1.31
Panera Bread Company - Cl. A*	63,357	8,961,848	1.88
The Wendy's Company	830,594	4,451,984	0.93
YUM! Brands, Inc.	159,442	9,408,672	1.98
		31,371,227	6.59

Semiconductors
ARM Holdings PLC	330,489	3,038,437	0.64

Soft Drinks
Hansen Natural Corporation*	47,616	4,387,338	0.92

Specialty Stores
Ulta Salon, Cosmetics & Fragrance, Inc.*	148,766	9,657,889	2.03

Systems Software
Red Hat, Inc.*	147,898	6,106,708	1.28

Thrifts & Mortgage Finance
First Niagara Financial Group, Inc.	869,172	7,500,954	1.58

Trading Companies & Distributors
W.W. Grainger, Inc.	13,982	2,617,291	0.55

TOTAL COMMON STOCKS (Cost $388,604,818)		454,525,224	95.54

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund, 0.000%	29,690,955	29,690,955	6.24
TOTAL SHORT-TERM INVESTMENTS (Cost $29,690,955)		29,690,955	6.24

TOTAL INVESTMENTS (Cost $418,295,773)		484,216,179	101.78

Liabilities, Less Cash and Other Assets		(8,476,656)	(1.78)

NET ASSETS		$475,739,523	100.00%

*	Non-income producing.

See notes to schedules of investments.

Marsico International Opportunities Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2011
(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Advertising
Publicis Groupe S.A.	33,655	$1,548,269	1.04%

Aerospace & Defense
Rolls-Royce Group PLC*	143,642	1,665,263	1.12

Apparel Retail
Belle International Holdings Ltd.	1,106,000	1,933,855	1.30
H&M Hennes & Mauritz AB - Cl. B	52,403	1,685,077	1.13
Industria de Diseno Textile S.A. (Inditex)	32,201	2,637,267	1.78
		6,256,199	4.21

Apparel, Accessories & Luxury Goods
Adidas A.G.	34,479	2,242,826	1.51
Prada S.p.A.*	113,500	513,677	0.34
Swatch Group AG	8,379	3,135,546	2.11
		5,892,049	3.96

Asset Management & Custody Banks
Julius Baer Group Ltd.*	98,017	3,833,860	2.58

Automobile Manufacturers
Bayerische Motoren Werke AG	42,584	2,852,719	1.92
Honda Motor Co., Ltd.	73,500	2,242,147	1.51
		5,094,866	3.43

Brewers
Anheuser-Busch InBev N.V.	65,329	3,999,736	2.69

Cable & Satellite
British Sky Broadcasting Group PLC	335,716	3,819,013	2.57

Casinos & Gaming
Las Vegas Sands Corp.*	35,098	1,499,737	1.01
Wynn Resorts Ltd.	25,379	2,804,126	1.89
		4,303,863	2.90

Computer & Electronics Retail
Yamada-Denki Co., Ltd.	22,240	1,514,065	1.02

Distillers & Vintners
Pernod-Ricard S.A.	16,980	1,574,827	1.06

Distributors
Li & Fung Ltd.	1,344,000	2,484,979	1.67

Diversified Banks
ICICI Bank Ltd. Spon. ADR	54,707	$1,445,906	0.97%
Standard Chartered PLC	178,668	3,909,572	2.63
		5,355,478	3.60

Diversified Metals & Mining
Xstrata PLC	213,074	3,236,240	2.18

Diversified Real Estate Activities
Hang Lung Properties Ltd.	734,000	2,088,610	1.41
Sumitomo Realty & Development Co., Ltd.	87,000	1,523,659	1.02
		3,612,269	2.43

Electrical Components & Equipment
Schneider Electric S.A.	49,677	2,615,499	1.76
Sensata Technologies Holding N.V.*	100,196	2,633,151	1.77
		5,248,650	3.53

Electronic Components
HOYA CORPORATION	71,700	1,544,480	1.04

Fertilizers & Agricultural Chemicals
Potash Corporation of Saskatchewan, Inc.	38,965	1,608,475	1.08

Hypermarkets & Super Centers
Wal-Mart de Mexico S.A.B. de C.V.	572,800	1,572,104	1.06

Industrial Machinery
FANUC Corporation	20,800	3,183,370	2.14

Integrated Telecommunication Services
China Unicom Hong Kong Ltd.	1,878,000	3,955,924	2.66

Internet Retail
Rakuten, Inc.*	1,207	1,298,423	0.87

Internet Software & Services
Baidu, Inc. Spon. ADR*	29,710	3,460,324	2.33
MercadoLibre, Inc.	26,330	2,094,288	1.41
Yandex N.V. - Cl. A*	40,713	802,046	0.54
		6,356,658	4.28

IT Consulting & Other Services
Accenture plc - Cl. A	56,457	3,005,206	2.02

Movies & Entertainment
Imax Corporation*	51,442	942,932	0.63

Office Electronics
Canon, Inc.	52,000	2,303,755	1.55

Oil & Gas Exploration & Production
CNOOC Ltd.	863,800	1,514,814	1.02
OGX Petróleo e Gás Participações S.A.*	487,900	3,562,631	2.40
Pacific Rubiales Energy Corp.	76,229	1,401,491	0.94
Tullow Oil PLC	113,900	2,479,952	1.67
		8,958,888	6.03

Other Diversified Financial Services
Citigroup, Inc.	86,263	$2,269,579	1.53%

Packaged Foods & Meats
Nestlé S.A.	53,075	3,051,262	2.05

Pharmaceuticals
Novo Nordisk A/S - Cl. B	29,779	3,422,099	2.30
Roche Holding AG	26,457	4,484,142	3.02
Shire PLC	89,525	3,118,495	2.10
		11,024,736	7.42

Publishing
Reed Elsevier PLC	186,312	1,501,688	1.01

Railroads
Canadian National Railway Company	50,504	3,967,594	2.67

Real Estate Operating Companies
BR Malls Participacoes S.A.	205,400	1,995,361	1.34

Research & Consulting Services
Experian PLC	221,629	3,013,382	2.03

Restaurants
Arcos Dorados Holdings, Inc. - Cl. A	75,112	1,542,049	1.04

Semiconductor Equipment
ASML Holding N.V.	102,878	4,324,043	2.91

Semiconductors
ARM Holdings PLC	259,712	2,387,730	1.61
Infineon Technologies AG	190,582	1,434,579	0.96
Samsung Electronics Co., Ltd.	1,787	1,641,186	1.10
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	354,259	4,573,484	3.08
		10,036,979	6.75

Specialty Chemicals
Novozymes A/S - Cl. B	54,272	1,675,418	1.13

Systems Software
Check Point Software Technologies Ltd.*	28,727	1,509,317	1.02

Trading Companies & Distributors
Marubeni Corporation	250,000	1,523,321	1.02

Wireless Telecommunication Services
Millicom International Cellular S.A.	37,929	3,800,037	2.56

TOTAL COMMON STOCKS (Cost $133,391,037)		145,404,607	97.83

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund, 0.000%	2,349,488	2,349,488	1.58
TOTAL SHORT-TERM INVESTMENTS (Cost $2,349,488)		2,349,488	1.58

TOTAL INVESTMENTS (Cost $135,740,525)		147,754,095	99.41

Cash and Other Assets, Less Liabilities		877,178	0.59

NET ASSETS		$148,631,273	100.00%

*	Non-income producing.

See notes to schedules of investments.

SUMMARY OF INVESTMENTS BY COUNTRY

		Percent of
		Investment
Country	Market Value	Securities
Argentina	$3,636,337	2.46%
Belgium	3,999,736	2.71
Brazil	5,557,992	3.76
Canada	6,519,001	4.41
China/Hong Kong	15,438,506	10.45
Colombia	1,401,491	0.95
Denmark	5,097,517	3.45
France	5,738,595	3.88
Germany	6,530,124	4.42
India	1,445,906	0.98
Ireland	9,137,083	6.18
Israel	1,509,317	1.02
Italy	513,677	0.35
Japan	15,133,220	10.24
Luxembourg	3,800,037	2.57
Mexico	1,572,104	1.06
Netherlands	6,957,194	4.71
Russia	802,046	0.54
South Korea	1,641,186	1.11
Spain	2,637,267	1.79
Sweden	1,685,077	1.14
Switzerland	17,741,050	12.01
Taiwan	4,573,484	3.10
United Kingdom	15,763,218	10.67
United States(1)	8,922,930	6.04
	$147,754,095	100.00%

(1) Includes short-term securities.

Marsico Flexible Capital Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2011
(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
TransDigm, Inc.*	84,893	$8,122,562	1.95%

Airport Services
Wesco Aircraft Holdings, Inc.*	319,655	4,471,973	1.08

Apparel Retail
The TJX Companies, Inc.	225,403	14,549,764	3.50

Apparel, Accessories & Luxury Goods
Adidas A.G.	180,701	11,754,424	2.82
PVH Corp.	87,265	6,151,310	1.48
		17,905,734	4.30

Application Software
SolarWinds, Inc.*	361,263	10,097,301	2.43

Automobile Manufacturers
Tesla Motors, Inc.*	117,221	3,347,832	0.80

Automotive Retail
AutoZone, Inc.*	33,475	10,878,371	2.61

Cable & Satellite
British Sky Broadcasting Group PLC	1,301,021	14,800,057	3.56
Liberty Global, Inc. - Cl. A*	108,135	4,436,779	1.06
		19,236,836	4.62

Computer Hardware
Apple, Inc.*	51,625	20,908,125	5.03

Consumer Finance
Capital One Financial Corporation	198,125	8,378,706	2.01

Data Processing & Outsourced Services
Visa, Inc. - Cl. A	68,850	6,990,341	1.68

Distributors
Li & Fung Ltd.	781,000	1,444,024	0.35

Diversified Banks
Standard Chartered PLC	393,463	8,609,667	2.07
U.S. Bancorp	463,391	12,534,727	3.01
		21,144,394	5.08

Electrical Components & Equipment
Sensata Technologies Holding N.V.*	638,982	16,792,447	4.04

Footwear
Deckers Outdoor Corporation*	67,151	$5,074,601	1.22%

Hotels, Resorts & Cruise Lines
Home Inns & Hotels Management, Inc. ADR*	139,293	3,593,759	0.86

Industrial Conglomerates
Jardine Matheson Holdings Ltd.	202,000	9,504,100	2.28

Internet Software & Services
Baidu, Inc. Spon. ADR*	52,164	6,075,541	1.46
Bankrate, Inc.*	242,324	5,209,966	1.25
Google, Inc. - Cl. A*	7,520	4,857,168	1.17
Youku.com, Inc. Spon. ADR*	90,385	1,416,333	0.34
		17,559,008	4.22

IT Consulting & Other Services
Accenture plc - Cl. A	186,169	9,909,776	2.38

Life & Health Insurance
AIA Group Ltd.	2,853,800	8,910,546	2.14

Managed Health Care
Odontoprev S.A.	546,500	7,793,540	1.87

Movies & Entertainment
Time Warner, Inc.	250,515	9,053,612	2.18
Viacom, Inc. - Cl. B	291,339	13,229,704	3.18
		22,283,316	5.36

Oil & Gas Equipment & Services
Halliburton Company	254,666	8,788,524	2.11

Oil & Gas Storage & Transportation
El Paso Corporation	158,143	4,201,860	1.01
Targa Resources Corporation	428,283	17,426,835	4.19
		21,628,695	5.20

Packaged Foods & Meats
McCormick & Company, Inc.	249,176	12,563,454	3.02
Mead Johnson Nutrition Company	122,526	8,421,212	2.02
		20,984,666	5.04

Pharmaceuticals
Abbott Laboratories	148,513	8,350,886	2.01
Allergan, Inc.	78,979	6,929,617	1.66
		15,280,503	3.67

Property & Casualty Insurance
The Progressive Corporation	707,408	13,801,530	3.32

Research & Consulting Services
Nielsen Holdings N.V.	211,612	6,282,760	1.51

Semiconductors
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	348,793	4,502,918	1.08

Specialty Chemicals
Celanese Corporation	162,052	$7,174,042	1.73%
LyondellBasell Industries N.V. - Cl. A	193,585	6,289,577	1.51
		13,463,619	3.24

Thrifts & Mortgage Finance
First Niagara Financial Group, Inc.	499,953	4,314,594	1.04

TOTAL COMMON STOCKS (Cost $325,747,273)		357,944,865	86.02

	Par Value	Market Value in Dollars	Percent of Net Assets
CORPORATE BONDS
Aerospace & Defense
TransDigm, Inc., 7.750%, 12/15/18	$4,141,000	4,451,575	1.07

Diversified Support Services
Aramark Corporation, 8.500%, 2/1/15	4,109,000	4,211,725	1.01

Real Estate Services
CB Richard Ellis Services, Inc., 11.625%, 6/15/17	5,613,000	6,468,982	1.56

Research & Consulting Services
Nielsen Finance Co., 7.750%, 10/15/18	1,395,000	1,506,600	0.36

Restaurants
The Wendy's Company, 10.000%, 7/15/16	7,770,000	8,547,000	2.05

Wireless Telecommunication Services
Crown Castle International Corp., 7.125%, 11/1/19	7,193,000	7,768,440	1.87

TOTAL CORPORATE BONDS (Cost $31,828,036)		32,954,322	7.92

	Number of Shares	Value	Percent of Net Assets
PREFERRED STOCKS
Regional Banks
Fifth Third Capital Trust VI, 7.250%	33,186	840,270	0.21

Thrifts & Mortgage Finance
First Niagara Financial Group, Inc., 8.625%	212,799	5,458,294	1.31

TOTAL PREFERRED STOCKS (Cost $6,151,945)		6,298,564	1.52

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund, 0.000%	27,352,731	27,352,731	6.57
TOTAL SHORT-TERM INVESTMENTS (Cost $27,352,731)		27,352,731	6.57

TOTAL INVESTMENTS (Cost $391,079,985)		424,550,482	102.03

Liabilities, Less Cash and Other Assets		(8,428,958)	(2.03)

NET ASSETS		$416,121,524	100.00%

*	Non-income producing.

See notes to schedules of investments.

SUMMARY OF INVESTMENTS BY COUNTRY

		Percent of
		Investment
Country	Market Value	Securities
Brazil	$7,793,540	1.84%
China/Hong Kong	30,944,303	7.29
Germany	11,754,424	2.77
Ireland	9,909,776	2.33
Netherlands	23,082,024	5.44
Taiwan	4,502,918	1.06
United Kingdom	23,409,724	5.51
United States(1)	313,153,773	73.76
	$424,550,482	100.00%

(1) Includes short-term securities.

Marsico Global Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2011
(Unaudited)
	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
Precision Castparts Corp.	19,800	$3,262,842	3.04%

Apparel Retail
Industria de Diseno Textile S.A. (Inditex)	61,781	5,059,874	4.71

Apparel, Accessories & Luxury Goods
Compagnie Financière Richemont SA	99,071	5,011,033	4.66
lululemon athletica, inc.*	31,300	1,460,458	1.36
Prada S.p.A.*	563,000	2,548,020	2.37
		9,019,511	8.39

Application Software
Informatica Corporation*	42,353	1,564,096	1.46

Asset Management & Custody Banks
Julius Baer Group Ltd.*	104,989	4,106,564	3.82

Automobile Manufacturers
Bayerische Motoren Werke AG	23,930	1,603,080	1.49
Tesla Motors, Inc.*	29,691	847,975	0.79
		2,451,055	2.28

Brewers
Anheuser-Busch InBev N.V.	54,010	3,306,736	3.08

Cable & Satellite
British Sky Broadcasting Group PLC	257,397	2,928,078	2.72

Casinos & Gaming
Wynn Macau Ltd.	1,754,675	4,401,034	4.10

Computer Hardware
Apple, Inc.*	16,897	6,843,285	6.37

Construction & Farm Machinery & Heavy Trucks
Cummins, Inc.	17,778	1,564,820	1.46

Distributors
Li & Fung Ltd.	466,000	861,607	0.80

Diversified Chemicals
The Dow Chemical Company	64,982	1,868,882	1.74

Electrical Components & Equipment
Sensata Technologies Holding N.V.*	107,463	2,824,128	2.63

General Merchandise Stores
Dollar General Corporation*	86,141	$3,543,841	3.30%

Health Care Equipment
Intuitive Surgical, Inc.*	11,741	5,436,200	5.06

Home Improvement Retail
The Home Depot, Inc.	40,716	1,711,701	1.59

Hotels, Resorts & Cruise Lines
Starwood Hotels & Resorts Worldwide, Inc.	17,793	853,530	0.79

Hypermarkets & Super Centers
PriceSmart, Inc.	13,302	925,686	0.86

Integrated Oil & Gas
Occidental Petroleum Corporation	35,334	3,310,796	3.08

Internet Retail
priceline.com, Inc.*	3,694	1,727,721	1.61

Internet Software & Services
Baidu, Inc. Spon. ADR*	17,869	2,081,202	1.94
Bankrate, Inc.*	60,131	1,292,817	1.20
Google, Inc. - Cl. A*	1,966	1,269,839	1.18
MercadoLibre, Inc.	30,883	2,456,434	2.29
		7,100,292	6.61

IT Consulting & Other Services
Accenture plc - Cl. A	59,546	3,169,634	2.95

Oil & Gas Equipment & Services
Halliburton Company	47,881	1,652,373	1.54

Other Diversified Financial Services
Citigroup, Inc.	113,333	2,981,791	2.77

Packaged Foods & Meats
Mead Johnson Nutrition Company	48,440	3,329,281	3.10
Nestlé S.A.	39,717	2,283,316	2.12
		5,612,597	5.22

Pharmaceuticals
Roche Holding AG	6,219	1,054,045	0.98

Real Estate Operating Companies
BR Malls Participacoes S.A.	209,400	2,034,220	1.89

Regional Banks
The PNC Financial Services Group, Inc.	67,414	3,887,765	3.62

Restaurants
Chipotle Mexican Grill, Inc.*	3,812	1,287,465	1.20
Starbucks Corporation	84,003	3,864,978	3.59
		5,152,443	4.79

Semiconductors
ARM Holdings PLC	124,542	1,145,009	1.07

Specialty Chemicals
Novozymes A/S - Cl. B	134,885	$4,164,002	3.88%

TOTAL COMMON STOCKS (Cost $85,653,750)		105,526,158	98.21

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund, 0.000%	2,096,531	2,096,531	1.95

TOTAL SHORT-TERM INVESTMENTS (Cost $2,096,531)		2,096,531	1.95

TOTAL INVESTMENTS (Cost $87,750,281)		107,622,689	100.16

Liabilities, Less Cash and Other Assets		(170,613)	(0.16)

NET ASSETS		$107,452,076	100.00%

*	Non-income producing.

See notes to schedules of investments.

SUMMARY OF INVESTMENTS BY COUNTRY

		Percent of
		Investment
Country	Market Value	Securities
Argentina	$2,456,434	2.28%
Belgium	3,306,736	3.07
Brazil	2,034,220	1.89
Canada	1,460,458	1.36
China/Hong Kong	7,343,843	6.82
Denmark	4,164,002	3.87
Germany	1,603,080	1.49
Ireland	3,169,634	2.95
Italy	2,548,020	2.37
Netherlands	2,824,128	2.62
Spain	5,059,874	4.70
Switzerland	12,454,958	11.57
United Kingdom	4,073,087	3.79
United States(1)	55,124,215	51.22
	$107,622,689	100.00%

(1) Includes short-term securities.

Marsico Emerging Markets Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2011
(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Apparel Retail
Belle International Holdings Ltd.	54,000	$94,420	2.00%
Mr Price Group Ltd.	5,413	53,509	1.13
		147,929	3.13

Asset Management & Custody Banks
CETIP S.A. - Balcao Organizado de Ativos e Derivativos	6,800	98,250	2.08

Auto Parts & Equipment
Hyundai Mobis*	384	97,333	2.06

Automobile Manufacturers
Hyundai Motor Company	526	97,255	2.06

Cable & Satellite
Naspers Ltd. - Cl. N	2,240	98,005	2.07

Casinos & Gaming
Kangwon Land, Inc.*	2,130	50,292	1.06
MGM China Holdings Ltd.*	74,800	97,465	2.06
Wynn Macau Ltd.	38,000	95,311	2.02
		243,068	5.14

Commodity Chemicals
Petronas Chemicals Group Bhd	24,900	48,700	1.03

Computer Hardware
Apple, Inc.*	247	100,035	2.12

Construction & Farm Machinery & Heavy Trucks
Sany Heavy Equipment International Holdings Co., Ltd.	120,000	97,340	2.06

Department Stores
Golden Eagle Retail Group Ltd.	43,000	90,910	1.92
S.A.C.I. Falabella	11,680	90,832	1.92
		181,742	3.84

Diversified Banks
Credicorp Ltd.	433	47,401	1.00
ICICI Bank Ltd. Spon. ADR	1,635	43,213	0.92
PT Bank Rakyat Indonesia Persero Tbk	134,500	100,124	2.12
Sberbank of Russia Spon. ADR*	9,183	91,279	1.93
		282,017	5.97

Diversified Metals & Mining
Antofagasta PLC	5,417	$102,213	2.16%

Diversified Real Estate Activities
Hang Lung Properties Ltd.	33,000	93,902	1.99

Diversified Support Services
Multiplus S.A.	5,300	91,637	1.94

Drug Retail
Brazil Pharma S.A.*	20,000	91,141	1.93

Education Services
Anhanguera Educacional Participacoes S.A.	8,700	93,752	1.98

Fertilizers & Agricultural Chemicals
Sociedad Quimica y Minera de Chile S.A. ADR	1,744	93,914	1.99

Food Retail
Magnit OJSC Spon. GDR - 144A	4,340	91,834	1.94

Home Entertainment Software
NCsoft Corporation	301	80,345	1.70

Hotels, Resorts & Cruise Lines
Home Inns & Hotels Management, Inc. ADR*	1,550	39,990	0.84
Shangri-La Asia Ltd.	24,833	42,845	0.91
		82,835	1.75

Hypermarkets & Super Centers
Wal-Mart de Mexico S.A.B. de C.V.	36,500	100,178	2.12

Industrial Conglomerates
Alliance Global Group, Inc.	238,700	56,280	1.19

Industrial Machinery
Airtac International Group	22,000	91,185	1.93

Integrated Telecommunication Services
China Unicom Hong Kong Ltd.	46,000	96,897	2.05

Internet Retail
MakeMyTrip Ltd.*	2,055	49,402	1.04

Internet Software & Services
Baidu, Inc. Spon. ADR*	815	94,923	2.01
MercadoLibre, Inc.	871	69,279	1.47
Yandex N.V. - Cl. A*	1,844	36,327	0.77
Youku.com, Inc. Spon. ADR*	2,939	46,054	0.97
		246,583	5.22

IT Consulting & Other Services
Infosys Ltd. ADR	909	46,704	0.99

Managed Health Care
Odontoprev S.A.	7,200	102,678	2.17

Office REITs
Ascendas India Trust	171,000	90,968	1.92

Oil & Gas Exploration & Production
CNOOC Ltd.	26,000	$45,595	0.97%
NovaTek OAO - Spon. GDR - 144A	745	93,274	1.97
OGX Petróleo e Gás Participações S.A.*	13,100	95,656	2.02
Pacific Rubiales Energy Corp.	5,178	95,199	2.01
		329,724	6.97

Pharmaceuticals
Celltrion, Inc.*	1,491	46,982	0.99

Real Estate Operating Companies
BR Malls Participacoes S.A.	9,600	93,259	1.97

Research & Consulting Services
Qualicorp S.A.*	11,700	105,066	2.22

Semiconductors
Hynix Semiconductor, Inc.*	2,700	51,446	1.09
Samsung Electronics Co., Ltd.	159	146,026	3.09
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	8,031	103,680	2.19
		301,152	6.37

Systems Software
Totvs S.A.	5,465	97,449	2.06

Wireless Telecommunication Services
Millicom International Cellular S.A.	926	92,774	1.96
MTN Group Ltd.	5,830	103,802	2.20
		196,576	4.16

TOTAL COMMON STOCKS (Cost $4,669,250)		4,364,330	92.31

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund, 0.000%	404,109	404,109	8.55

TOTAL SHORT-TERM INVESTMENTS (Cost $404,109)		404,109	8.55

TOTAL INVESTMENTS (Cost $5,073,359)		4,768,439	100.86

Liabilities, Less Cash and Other Assets		(40,713)	(0.86)

NET ASSETS		$4,727,726	100.00%

*	Non-income producing.

See notes to schedules of investments.

SUMMARY OF INVESTMENTS BY COUNTRY

		Percent of
		Investment
Country	Market Value	Securities
Argentina	$69,279	1.45%
Brazil	868,888	18.22
Chile	286,959	6.02
China/Hong Kong	1,026,837	21.53
Colombia	95,199	2.00
India	230,287	4.83
Indonesia	100,124	2.10
Luxembourg	92,774	1.95
Malaysia	48,700	1.02
Mexico	100,178	2.10
Peru	47,401	1.00
Philippines	56,280	1.18
Russia	312,714	6.56
South Africa	255,316	5.35
South Korea	569,679	11.95
Taiwan	103,680	2.17
United States(1)	504,144	10.57
	$4,768,439	100.00%

(1)  Includes short-term securities which comprises 8.47% of investment securities.

Notes to Schedules of Investments

Investment Valuation — A security traded on a recognized stock exchange is generally valued at the last sale price prior to the closing of the principal exchange on which the security is traded. Securities traded on NASDAQ generally will be valued at the NASDAQ Official Closing Price. If no sale price is reported on the valuation date, the most current bid price will generally be used, with the exception of short option positions which will generally utilize the most current ask price. Other securities for which over-the-counter market quotations are readily available are generally valued at the last sale price. Debt securities that will mature in more than 60 days are generally valued at their bid prices furnished by a pricing service approved by the Funds’ Board of Trustees and subject to review and determination of the appropriate price by the Adviser. Debt securities that will mature in 60 days or less are valued at amortized cost, if it approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser in accordance with procedures established by, and under the general supervision of, the Funds’ Board of Trustees. The Funds may use pricing services to assist in determining market value. The Board of Trustees has authorized the use of a pricing service to assist the Funds in valuing certain equity securities listed or traded on foreign security exchanges in the Funds’ portfolios in certain circumstances where there is a significant change in the value of related US-traded securities, as represented by, for example, the S&P 500 Index.

Foreign Currency Translation - The accounting records of the Funds are maintained in U.S. dollars. Values of securities denominated in foreign currencies are translated into U.S. dollars at 4:00 p.m. ET. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

Reported realized gains on foreign currency transactions arise from sales of portfolio securities, forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at fiscal year-end. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities at fiscal year-end, resulting from changes in the exchange rates and changes in market prices of securities held. Transactions in foreign-denominated assets may involve greater risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more likely-than-not” standard that based on the technical merits have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations contained in the Funds’ Annual and Semi-Annual Reports.

The Income Tax Statement requires management of the Funds to analyze all open tax years, fiscal years 2008-2011 as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended December 31, 2011, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

FEDERAL INCOME TAX INFORMATION

At December 31, 2011 gross unrealized appreciation and depreciation of investments based on cost for federal income tax purposes were as follows:

				International	Flexible		Emerging
	Focus	Growth	21st Century	Opportunities	Capital	Global	Markets
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Cost of Investments	$836,348,879	$575,969,368	$421,566,517	$137,068,674	$397,930,654	$88,539,389	$5,273,270

Gross Unrealized Appreciation	$194,880,458	$162,556,433	$79,262,124	$18,147,922	$37,234,899	$20,423,829	$55,533
Gross Unrealized Depreciation	(25,754,960)	(23,757,633)	(16,612,462)	(7,462,501)	(10,615,071)	(1,340,529)	(560,364)

Net Unrealized Appreciation (Depreciation) on investments	$169,125,498	$138,798,800	$62,649,662	$10,685,421	$26,619,828	$19,083,300	$(504,831)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and passive foreign investment companies ("PFICs").

“Fair Value Measurements and Disclosures” (the “Fair Value Statement”) defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. Under the Fair Value Statement, various inputs are used in determining the value of the Funds’ investments.

▪	Level 1 – quoted prices in active markets for identical securities
▪	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotations obtained from pricing services)
▪	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those investments. Changes in valuation techniques may result in transfers between the levels during the reporting period. The Funds recognize transfers between the levels as of the beginning and end of the reporting period. In accordance with procedures established by, and under the general supervision of, the Funds’ Board of Trustees, certain equity securities listed or traded on foreign security exchanges in the Funds’ portfolios had a fair valuation adjustment factor applied to their equity prices as of the applicable beginning of the fiscal year and were categorized as Level 2. Application of fair valuation adjustment factors was not deemed necessary at the end of the reporting period and as such equity securities listed or traded on foreign security exchanges were categorized as Level 1. These securities represent the only transfers between each of the three levels. The following is a summary of the fair values of the Funds’ investments in each category and economic sector as of December 31, 2011:

Fund Investmnents by
Major Security Type	Level 1	Level 2	Level 3	Total
Marsico Focus Fund
Assets
Common Stocks
Consumer Discretionary	$299,437,451	$-	$-	$299,437,451
Consumer Staples	41,716,567	-	-	41,716,567
Energy	94,250,381	-	-	94,250,381
Financials	49,638,498	-	-	49,638,498
Health Care	86,659,235	-	-	86,659,235
Industrials	139,998,717	-	-	139,998,717
Information Technology	197,398,016	-	-	197,398,016
Materials	82,590,619	-	-	82,590,619
Short-term Investments	13,784,893	-	-	13,784,893
				$1,005,474,377

Marsico Growth Fund
Assets
Common Stocks
Consumer Discretionary	$256,909,587	$-	$-	$256,909,587
Consumer Staples	35,316,757	-	-	35,316,757
Energy	55,111,785	-	-	55,111,785
Financials	20,021,523	-	-	20,021,523
Health Care	39,187,473	-	-	39,187,473
Industrials	76,683,143	-	-	76,683,143
Information Technology	128,668,197	-	-	128,668,197
Materials	53,332,969	-	-	53,332,969
Preferred Stocks	9,580,910	-	-	9,580,910
Units	6,906,800	-	-	6,906,800
Short-term Investments	33,049,024	-	-	33,049,024
				$714,768,168

Marsico 21st Century Fund
Assets
Common Stocks
Consumer Discretionary	147,024,765	-	-	147,024,765
Consumer Staples	8,599,223	-	-	8,599,223
Energy	47,537,274	-	-	47,537,274
Financials	61,143,808	-	-	61,143,808
Health Care	37,174,478	-	-	37,174,478
Industrials	68,740,764	-	-	68,740,764
Information Technology	77,128,273	-	-	77,128,273
Materials	7,176,639	-	-	7,176,639
Short-term Investments	29,690,955	-	-	29,690,955
				$484,216,179

Marsico International Opportunities Fund
Assets
Common Stocks
Consumer Discretionary	36,198,395	-	-	36,198,395
Consumer Staples	10,197,929	-	-	10,197,929
Energy	8,958,888	-	-	8,958,888
Financials	17,066,547	-	-	17,066,547
Health Care	11,024,736	-	-	11,024,736
Industrials	18,601,580	-	-	18,601,580
Information Technology	29,080,438	-	-	29,080,438
Materials	6,520,133	-	-	6,520,133
Telecommunication Services	7,755,961	-	-	7,755,961
Short-term Investments	2,349,488	-	-	2,349,488
				$147,754,095

Marsico Flexible Capital Fund
Assets
Common Stocks
Consumer Discretionary	$98,314,237	$-	$-	$98,314,237
Consumer Staples	20,984,666	-	-	20,984,666
Energy	30,417,219	-	-	30,417,219
Financials	56,549,770	-	-	56,549,770
Health Care	23,074,043	-	-	23,074,043
Industrials	45,173,842	-	-	45,173,842
Information Technology	69,967,469	-	-	69,967,469
Materials	13,463,619	-	-	13,463,619
Corporate Bonds	-	32,954,322	-	32,954,322
Preferred Stocks	6,298,564	-	-	6,298,564
Short-term Investments	27,352,731	-	-	27,352,731
				$424,550,482

Marsico Global Fund
Assets
Common Stocks
Consumer Discretionary	37,710,395	-	-	37,710,395
Consumer Staples	9,845,019	-	-	9,845,019
Energy	4,963,169	-	-	4,963,169
Financials	13,010,340	-	-	13,010,340
Health Care	6,490,245	-	-	6,490,245
Industrials	7,651,790	-	-	7,651,790
Information Technology	19,822,316	-	-	19,822,316
Materials	6,032,884	-	-	6,032,884
Short-term Investments	2,096,531	-	-	2,096,531
				$107,622,689

Marsico Emerging Markets Fund
Assets
Common Stocks
Consumer Discretionary	1,091,321	-	-	1,091,321
Consumer Staples	283,153	-	-	283,153
Energy	329,724	-	-	329,724
Financials	658,396	-	-	658,396
Health Care	149,660	-	-	149,660
Industrials	441,508	-	-	441,508
Information Technology	872,268	-	-	872,268
Materials	244,827	-	-	244,827
Telecommunication Services	293,473	-	-	293,473
Short-term Investments	404,109	-	-	404,109
				$4,768,439

Item 2.  Controls and Procedures

(a)
The registrant’s principal executive officer and principal financial officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the registrant and by the registrant’s service providers.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s fiscal quarter ended December 31, 2011 that materially affected, or were reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits

(a)
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit	Description of Exhibit
A	Certificate of Principal Executive Officer
B	Certificate of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Marsico Investment Fund

By:	/s/ Christopher J. Marsico
Christopher J. Marsico
Executive Vice President and Chief Operating Officer

Date:	February 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher J. Marsico
Christopher J. Marsico
Executive Vice President and Chief Operating Officer

Date:	February 27, 2012

By:	/s/ Neil L. Gloude
Neil L. Gloude
Vice President, Secretary and Treasurer

Date:	February 27, 2012